Organization and principal activities	12 Months Ended
Dec. 31, 2024
Organization and principal activities
Organization And Principal Activities

1. Organization and principal activities

Eason Technology Limited (“Eason,” together with its subsidiaries and the variable interest entity, collectively the “Company”), formerly known as Dunxin Financial Holdings Limited and China Xiniya Fashion Limited, was incorporated in the Cayman Islands as an exempted limited liability company on June 24, 2010. On December 28, 2017, Eason completed the Divestiture and Acquisition transactions (the “Transactions”). In connection with the Divestiture transaction, Eason divested its wholly-owned subsidiary, Xiniya Holdings Limited, a Hong Kong company, to Qiming Investment Limited, a British Virgin Islands company, in exchange for a purchase consideration of RMB228,000,000 ($34,588,428). After the divestiture transaction, Eason  did not meet the definition of a business for accounting and financial reporting purposes. In connection with the Acquisition transaction, Eason purchased all of the issued and outstanding ordinary shares of True Silver Limited (“True Silver”) for a cash payment of RMB228,000,000 ($34,588,428) and the issuance of 772,283,308 of the ordinary shares at RMB1.00 ($0.15) per share to the shareholders of True Silver. True Silver became the wholly owned subsidiary of Eason. True Silver utilizes a variable interest entity structure to operate and consolidate 80% of the financial results of Hubei Chutian Microfinance Co., Ltd (“Chutian”). Chutian, with a registered capital of RMB450 million, is a joint stock company incorporated under the laws of China specializing in providing loan facilities to micro sized enterprises, SMEs, sole proprietors and individuals in Hubei Province, People’s Republic of China.

The Transactions were accounted for as a “reverse acquisition” since, immediately following the consummation of the Transactions, the shareholders and management of Chutian having effectuated control of the combined company. The former shareholders of Chutian, whose shares were acquired by Eason, own and control 88.7% of shares and votes in Eason. The management of Eason is drawn predominantly from Chutian. For accounting purposes, the legal subsidiaries of True Silver were deemed to be the accounting acquirer in the transaction and Eason, the legal acquirer, was deemed to be the accounting acquiree.

The consolidated financial statements represent a continuation of the consolidated financial statements of True Silver and its subsidiaries (the “True Silver Group”) and reflect the following:

(a)	the assets and liabilities of the True Silver Group were recognized and measured in the consolidated statement of financial position at their carrying amount before the Acquisition;

(b)	the identifiable assets and liabilities of the Company were recognized and measured in the consolidated financial statements at their acquisition date fair values;

(c)

the excess of the fair value of purchase consideration over the identifiable net assets of the Company at fair value is recognized as a reduction of additional paid-in capital in the consolidated statement of financial position;

(d)

the retained earnings and other equity balances recognized in the consolidated financial statement are the retained earnings and other equity balances of the True Silver Group immediately before the Acquisition;

(e)

the amount recognized as issued equity interest in the consolidated financial statements were determined by adding the issued equity of the True Silver Group outstanding immediately before the Acquisition to the fair value of purchase consideration of the Acquisition. The fair value of purchase consideration is based on the fair value of the Company at the completion date. However, the equity structure appearing in the consolidated financial statement shall reflect the equity structure of the Company, including the equity instruments issued by the Company to effect the Acquisition;

(f)

the consolidated statement of operations and other comprehensive loss for the financial year ended December 31, 2017 reflects that of the True Silver Group for the full period together with the post-acquisition results of the Company;

(g)	the comparative figures presented in the consolidated financial statements were that of the True Silver Group; and

(h)

earnings per share for the financial year ended December 31, 2017 reflects the results of the True Silver Group until the date of acquisition and the results of the enlarged Group from the acquisition date.

On May 13, 2024, the Company entered into certain share purchase agreement (the “Disposition SPA”) with True Silver, Chutian HK, and Jianneng Holdings Limited, a British Virgin Islands company which is not affiliate of the Company of any of its directors or officers (the “Purchaser”). Pursuant to the Disposition SPA, the Purchaser agreed to purchase Chutian HK in exchange for nominal cash consideration of US$1. Upon the closing of the transaction contemplated by the Disposition SPA, the Purchaser will become the sole shareholder of Chutian HK and as a result, assume all assets and liabilities of Chutian, Chutian HK and all subsidiaries owned or controlled by Chutian HK. Upon the transaction contemplated by the Disposition SPA closed on June 12, 2024, the Company divested microfinance lending business.

On January 10, 2025, the Board has proposed to the shareholders to approve the change of the name of the Company from "Dunxin Financial Holdings Limited" to "Eason Technology Limited".

The Company currently operate in the real estate operation management and investment business in the PRC, focusing on key industries such as medical and health services, commercial real estate, and emerging consumer sectors. The Company manages, operates, and conducts mergers and acquisitions of entrusted or self-owned assets to enhance the profitability of our asset portfolio and achieve stable growth in cash flow.

Separately, the Company established the headquarters and operate digital security technology business in Hong Kong. The Company focuses on cutting-edge areas such as digital asset security, intellectual property security, AI computing power, etc., to develop application-level security products with proprietary intellectual property rights.

The principal place of business is Room 612, 6/F, Kaiyue Comm Building, No.2C, Argyle Street, Mongkok Kowloon, Hong Kong, People’s Republic of China.

The Company is listed on the NYSE American LLC, the ticker symbol is DXF.

These financial statements are presented in Renminbi, unless otherwise stated.

The consolidated financial statements for the years ended December 31, 2022, 2023 and 2024 were authorized for issue by resolution of the board of directors on September 24, 2025.

Reporting entities

Eason is a holding company.

The Company historically principally engaged in the business of providing loan facilities to micro sized enterprises, SMEs, sole proprietors and individuals in Hubei Province, People’s Republic of China (“PRC”). The Company operates its microfinance lending business through the 80% variable interest entity (“VIE”) operating company, Hubei Chutian Microfinance Co., Ltd (“Chutian”). All of the Company’s operations are conducted in the PRC through Chutian, which holds all the approval certificates, business license and other requisite licenses for the microfinance lending businesses.

Eason commenced and developed digital security technology and real estate operation management business in 2023. In June 2024, Eason divested microfinance business by selling off the Chutian and related subsidiaries.

The following is a brief description of each of the Company’s subsidiaries and former variable interest entity:

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True Silver - True Silver Limited (“True Silver”) is a limited company incorporated on June 28, 2016, a British Virgin Islands company. The total amount of paid-up share capital of True Silver is $50,000 with 50,000 ordinary shares. True Silver is a holding company and is wholly owned by the Company.

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Chutian HK - Chutian Financial Holdings (Hong Kong) Limited (“Chutian HK”) is a limited company incorporated on August 12, 2016, under the Companies Ordinance of Hong Kong. The total amount of paid-up share capital of Chutian HK is HKD10,000 with 100 ordinary shares. Chutian HK is a holding company and is wholly owned by True Silver. Chutian HK was disposed in June 2024.

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Chutian Holding - Wuhan Chutian Investment Holding Limited (“Chutian Holding”) is a wholly foreign owned enterprise established by Chutian HK on November 4, 2016. Chutian Holding was disposed in June 2024.

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Chutian - Hubei Chutian Microfinance Co., Ltd. is a joint stock company incorporated under laws of PRC on February 20, 2013. Chutian currently holds a business license issued by the Administrative Approval Bureau of Wuchang District, Wuhan Municipality on April 25, 2017, which allows it to operate a microfinance business and provides individual and business loans to persons residing in and businesses operating in Hubei Province, People’s Republic of China. Through a series of contractual agreements (the “VIE Agreements”), Chutian Holding is deemed to control 80% of Chutian and have rights to consolidate 80% of Chutian’s financial results. Chutian was disposed in June 2024.

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Hong Kong Four Divisions. Hong Kong Four Divisions International Limited, wholly owned by True Silver., is a limited liability company incorporated on September 27, 2023, under the Companies Ordinance of Hong Kong, with 10,000 ordinary shares.

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Hong Kong Three Entities. Hong Kong Three Digital Technology Limited, wholly owned by True Silver, is a limited liability company incorporated on September 27, 2023, under the Companies Ordinance of Hong Kong, with 10,000 ordinary shares

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Hong Kong Yiyou. Hong Kong YiYou Digital Technology Development Co.,Ltd., wholly owned by True Silver, is a limited liability company incorporated on August 2, 2023, under the Companies Ordinance of Hong Kong, with 100,000 ordinary shares

☐

Shenzhen Four Divisions.  Shenzhen Four Divisions Global Industrial Operation Co., Ltd. is a limit liability company incorporated under laws of PRC on November 1, 2023. Shenzhen Four Divisions currently holds a business license 91440300MAD18XDH75.

As of December 31, 2024, the Company’s subsidiaries were as follows:

Subsidiary	Place of incorporation	Particular of issued and fully paid up capital		Company’s effective interest	Held by the Company	Held by a subsidiary	Principal activities
True Silver Limited	British Virgin Islands		$50,000	100%	100%	-	Investment holding

Hong Kong Four Divisions International Limited	Hong Kong	HK$	10,000	100%	-	100%	Real estate management

Hong Kong Three Entities Digital Technology Limited	Hong Kong	HK$	10,000	100%	-	100%	Digital security technology

Hong Kong Yiyou Digital Technology Development Co., Limited.	Hong Kong	HK$	100,000	100%	-	100%	Intellectual property rights management

Shenzhen Four Divisions Global Industrial Operation Co., Ltd.	PRC	RMB	1,000,000	100%	-	100%	Real estate management and digital security technology

The VIE arrangements

The following is a brief description of the VIE Agreements entered into on August 10, 2017, between Chutian Holding and the shareholders of Chutian, through which the Company controls 80% equity interests of Chutian:

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Exclusive Consigned Management Service Agreement. Pursuant to the Exclusive Consigned Management Service Agreement between Chutian and Chutian Holding, Chutian Holding was appointed as the exclusive services provider to Chutian (including its subsidiaries, branches and any other invested entities) for the following services: comprehensive business support, including but not limited to, daily business management consulting, financial consulting, professionals and technical training during the term of this Agreement in accordance with the terms and conditions of this Agreement. For services rendered to Chutian by Chutian Holding under this Agreement, Chutian Holding is entitled to collect a service fee equal to 80% of the net operating income of Chutian (the “Service Fees”). The Service Fees are due and payable on a quarterly basis; provided, however, in principle, the payment of the Service Fees should not cause any difficulty to the operation of either party to this Agreement. The exclusive Consigned Management Service Agreement has a term of five (5) years. Chutian is not entitled to unilaterally terminate this Agreement. Chutian Holding has the right to terminate this Agreement by giving a thirty (30) day prior notice to Chutian. This Agreement could be extended based on the originally agreed terms upon expiration if Chutian Holding gives written confirmation before expiration of the agreement. The period of extension will be decided by Chutian Holding, which Chutian is required to unconditionally accept.

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Exclusive Purchase Option Agreement. Under the Exclusive Purchase Option Agreement, Hubei New Nature Investment Co., Ltd, Qizhi Wei, Sizhi Yang, Yuyou Hu, Wanxin Deng, Jing Liang, Hailin Wang, and Wenting (Tina) Xiao (collectively “Shareholders holding 80% Equity Interests of Chutian”) irrevocably granted to Chutian Holding, or any third party designated by WFOE, an exclusive purchase option right, at any time to purchase all or part of such shareholders’ current and future equity interests in Chutian, to the extent permitted by PRC laws and regulations. Apart from Chutian Holding or any third party designated by Chutian Holding, no other person has the right to purchase such equity interests in Chutian. Shareholders holding 80% Equity Interests of Chutian are required to transfer their respective equity interests in Chutian to Chutian Holding in accordance with their percentage ownership of such equity interests provided Chutian Holding selects to purchase such shareholders’ equity interests. Chutian irrevocably granted to Chutian Holding or any third party designated by Chutian Holding an exclusive purchase option right, at any time to purchase all or a substantial part of Chutian’s assets, to the extent permitted by PRC laws and regulations.

The VIE arrangements - continued

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Shareholders’ Voting Proxy Agreement. Under the Voting Proxy Agreement, the Shareholders holding 80% Equity Interests of Chutian irrevocably granted and entrusted Chutian Holding or their designee to be their exclusive proxy to exercise their voting rights that they would have at a shareholders’ meeting or by written consent for the maximum period permitted pursuant to the PRC laws and in accordance with and within the limitations of the PRC laws and the then effective articles of association of Chutian, including but not limited to, the following rights:

(a)	to attend and participate in the shareholders’ meetings of Chutian as the voting proxy of the Shareholders holding 80% Equity Interests of Chutian;

(b)	to vote on the matters proposed at the shareholders’ meetings, including, but not limited to, voting on the appointment and election of the directors and supervisors of Chutian;

(c)	to suggest convening the shareholders’ meetings of Chutian; and

(d)	all other voting rights entitled to the shareholders of Chutian as stipulated in the articles of association of Chutian, as amended from time to time.

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Share Pledge Agreement. Under the Share Pledge Agreement, the Shareholders holding 80% Equity Interests of Chutian pledged all of their equity interests in Chutian to Chutian Holding to guarantee the performance of Chutian’s obligations under the Exclusive Consigned Management Agreement, Shareholders Voting Proxy Agreement and Exclusive Purchase Option Agreement (the “Main Agreements”). The equity pledge under the agreement constitutes a continuous guarantee and remains effective before fulfillment of the obligations under the Main Agreements or full repayment of the guaranteed liability.

Through the above contractual arrangements, Chutian Holding, has obtained 80% of shareholders' voting interest in the former VIE, has the right to receive all dividends declared and paid by the former VIE and may receive substantially all of the net income of the former VIE through the technical support and service fees as determined by Chutian Holding at its sole discretion. Accordingly, the Company has consolidated the former VIE because the Company believes, through the contractual arrangements, (1) Chutian Holding could direct the activities of the former VIE that most significantly affect its economic performance and (2) Chutian Holding could receive substantially all of the benefits that could be potentially significant to the former VIE.

Risks in relation to the VIE structure

The Company believes that the VIE arrangements are in compliance with PRC law and are legally enforceable. The shareholders of the former VIE are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company's ability to enforce these contractual arrangements and if the shareholders of the former VIE were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the former VIE not to pay the service fees when required to do so.

The Company's ability to control the former VIE also depends on the Voting Proxy Agreement pursuant to which  Chutian Holding has the right to vote on all matters requiring shareholder approval in the former VIE. As noted above, the Company believes the rights granted by the Voting Proxy Agreement is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

☐	revoke the business and operating licenses of the Company's PRC subsidiaries and affiliates;

☐	discontinue or restrict the Company's PRC subsidiaries' and affiliates' operations;

☐	impose conditions or requirements with which the Company or its PRC subsidiaries and affiliates may not be able to comply; or

☐	require the Company or its PRC subsidiaries and affiliates to restructure the relevant ownership structure or operations;

The imposition of any of these penalties may result in a material and adverse effect on the Company's ability to conduct the Company's business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the former VIE or the right to receive their economic benefits, the Company would no longer be able to consolidate the former VIE. The Company does not believe that any penalties imposed or actions taken by the PRC Government would result in the liquidation of the Company, Chutian Holding, or the former VIE.

Risks in relation to the VIE structure - continued

Certain shareholders of the former VIE are also beneficial owners or directors of the Company. In addition, certain beneficial owners and directors of the Company are also directors or officers of the former VIE. Their interests as beneficial owners of the former VIE may differ from the interests of the Company as a whole. The Company cannot be certain that if conflicts of interest arise, these parties will act in the best interests of the Company or that conflicts of interests will be resolved in the Company's favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest these parties may encounter in their capacity as beneficial owners of the former VIE, on the one hand, and as beneficial owners of the Company, on the other hand. The Company believes the shareholders of the former VIE will not act contrary to any of the contractual arrangements and the exclusive purchase right contract provides the Company with a mechanism to remove them as shareholders of the former VIE should they act to the detriment of the Company. If any conflict of interest or dispute between the Company and the shareholders of the former VIE arises and the Company is unable to resolve it, the Company would have to rely on legal proceedings in the PRC. Such legal proceedings could result in disruption of its business; moreover, there is substantial uncertainty as to the ultimate outcome of any such legal proceedings.

The following financial statements information for the Company’s former VIE was included in the accompanying consolidated financial statements, presented net of intercompany eliminations, as of and for the years ended December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Total current assets	194,526	-
Total non-current assets	36,329	-
Total assets	230,855	-

Total current liabilities	316,162	-
Total liabilities	316,162	-

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Interest income on loans	44,797	11,218	-
Net loss	(23,947)	(385,041)	-

Risks in relation to the VIE structure - continued

The former VIE contributed an aggregate of 100.0% and 100.0% of the consolidated interest income on loans for the years ended December 31, 2022 and 2023, respectively. As of December 31, 2023, the former VIE accounted for an aggregate of 81.4% of the consolidated total assets, and 94.5% of the consolidated total liabilities.

There are no consolidated former VIE's assets that are collateral for the former VIE's obligations and can only be used to settle the former VIE's obligations. There are no creditors (or beneficial interest holders) of the former VIE that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, which require the Company or its subsidiaries to provide financial support to the former VIE.

On December 23, 2018, the State Council submitted the draft version of the Foreign Investment Law to the Standing Committee of the National People’s Congress, which was promulgated by the National People’s Congress on its official site on December 26, 2018 for public consultation until February 24, 2019. On March 15, 2019, the National People’s Congress approved the Foreign Investment Law, which On December 23, 2018, the PRC State Council submitted the draft version of the Foreign Investment Law to the Standing Committee of the National People’s Congress, which was promulgated by the National People’s Congress on its official site on December 26, 2018 for public consultation until February 24, 2019. On March 15, 2019, the National People’s Congress approved the Foreign Investment Law, which will come into effect on January 1, 2020 and replace the trio of existing laws regulating foreign investment in China, namely, the Sino-foreign Equity Joint Venture Enterprise Law, the Sino-foreign Cooperative Joint Venture Enterprise Law and the Wholly Foreign-invested Enterprise Law, together with their implementation rules and ancillary regulations.